Commitments, contingencies and litigations	12 Months Ended
Dec. 31, 2020
Notes To Financial Statements [Abstract]
Commitments, contingencies and litigations	Commitments, contingencies and litigations
Commitments
The Company has identified the following changes in off-balance sheet commitments since December 31, 2019:
•non-cancellable purchase commitments as of December 31, 2020 for a total of €2,896 thousand with various CMO
Licensing and collaboration agreements
Commitments related the Company’s licensing and collaboration agreements are disclosed in Note 1.1.
Contingencies and litigations
The Company is exposed to contingent liabilities relating to legal actions before the labor court or intellectual property issues happening in the ordinary course of its activities. Each pre-litigation, known litigation or procedure in ordinary course the Company is involved in was analyzed at the closing date after consultation of advisors.
In December 2020, the Company announced that it will return the US and EU commercialization rights of Lumoxiti (moxetumomab pasudotox-tdfk) to AstraZeneca (MedImmune). Innate licensed the US and EU rights to AstraZeneca’s FDA-approved Lumoxiti for certain patients with relapsed or refractory hairy cell leukemia in October 2018. Discussions on the transition plan with AstraZeneca are still ongoing including timing and costs, notably the split of certain manufacturing costs which are to date estimated at a maximum of $12.8 million.
Provisions
Provisions amounted to €690 thousand, €256 thousand and €897 thousand as of December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, they mainly consist of a provision for charges (€457 thousand euros) relating to a stock to be received at the start of 2021 concerning a batch of finished Lumoxiti products and the employer contribution in respect of the grants of employee equity instruments. In accordance with IFRS 2, when a Company decides to provide its employees with shares bought back on the market, a provision has to be recognized upon the decision to allocate free shares that are spread over the vesting period when the plan conditions actions for employees when they join the Company at the end of the plan.